SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)	Statement of compliance
The interim condensed consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, have been omitted or condensed.

These condensed consolidated financial statements as of and for the three and six months ended June 30, 2019 were approved and authorized for issue by the Board of Directors of the partnership on August 1, 2019.

b)	Basis of presentation
The interim condensed consolidated financial statements are prepared using the same accounting policies and methods as those used in the consolidated financial statements for the year ended December 31, 2018, except for accounting standards adopted as identified in Note 2c) below. Consequently, the information included in these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the partnership’s annual report on Form 20-F for the year ended December 31, 2018.

The interim condensed consolidated financial statements are unaudited and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with IFRS. The results reported in these interim condensed consolidated financial statements should not necessarily be regarded as indicative of results that may be expected for the entire year.

The interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. Dollars rounded to the nearest million unless otherwise indicated.

c)	Adoption of Accounting Standards
IFRS 16, Leases (“IFRS 16”)

The partnership adopted IFRS 16 effective January 1, 2019. It supersedes IAS 17, Leases and related interpretations. IFRS 16 brings most leases on-balance sheet as right-of-use (“ROU”) assets and lease liabilities for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. The partnership has applied IFRS 16 using the modified retrospective approach and comparative periods are not restated. The adoption of IFRS 16 resulted in the recognition of lease liabilities for operating leases of $873 million, ROU assets of $721 million that are classified as investment properties, $122 million that are classified as property, plant and equipment, $22 million that are classified as inventory and an immaterial impact to equity. These amounts do not include the lease liabilities and ROU assets of certain investments that were deconsolidated by the partnership on January 31, 2019. See Note 4, Investment Properties for further information.

In applying IFRS 16 for the first time, the partnership has applied the following practical expedients permitted by the standard on a lease-by-lease basis. These practical expedients are only available upon adoption and cannot be applied for any new lease executed after adoption:

•	the accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019 as short-term leases;

•	the exclusion of initial direct costs for the measurement of the ROU assets;

•	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease; and

•	adjusting the measurement of the ROU assets by the amount of any provision for onerous leases recognized under IAS 37.

The partnership has also elected not to reassess whether a contract is or contains a lease. Accordingly, the definition of a lease in accordance with IAS 17 and IFRIC 4 will continue to be applied to leases entered or modified before January 1, 2019.

Lease obligations at December 31, 2018 are as follows, as disclosed in the partnership’s annual report on Form 20-F for the year-ended December 31, 2018:

(US$ Millions)	Dec. 31, 2018
Less than 1 year	$104
1-5 years	401
More than 5 years	5,631
Total	$6,136

The lease obligations as disclosed in the table above included leases that are classified as finance leases, short-term leases and low-value leases, which are immaterial. It also included operating leases held by certain investments that were deconsolidated as of January 31, 2019. The partnership calculated the lease liabilities for the operating leases by discounting the future lease obligations at the respective incremental borrowing rates at the date of initial adoption. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities recognized at the date of initial adoption was 6.8%. Total lease liabilities for the six months ended June 30, 2019 consists of $36 million current lease liabilities and $839 million non-current lease liabilities.

Significant accounting policies
The partnership determines at the inception of a contract if the arrangement is, or contains, a lease. A lease conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The criteria specified in IFRS 16 apply to contracts entered into, or changed, on or after January 1, 2019. Lease components and non-lease components are separated on a relative stand-alone selling price basis for the partnership’s leases as lessor. For the partnership’s leases as lessee, the partnership applies the practical expedient which is available by asset class not to allocate contract consideration between lease and non-lease components. The change in definition of a lease mainly relates to the concept of control. IFRS 16 determines whether a contract contains a lease on the basis of whether the customer has the right to control the use of an identified asset for a period of time in exchange for consideration.

The partnership as lessee
The partnership recognizes a ROU asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for leases with a lease term of 12 months or less (“short-term leases”) and leases of low value assets (“low-value leases”). For these leases, the partnership recognizes the lease payments as an expense on a straight-line basis over the term of the lease.

Lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease if that rate can be readily determined. If the rate cannot be readily determined, the partnership uses its incremental borrowing rate. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value to the ROU asset in a similar economic environment. This rate is expected to be similar to the interest rate implicit in the lease. Where a lease contains a parental guarantee, the incremental borrowing rate may be determined with reference to the parent rather than the lessee. The partnership uses a single discount rate to account for portfolios of leases with similar characteristics. Lease payments included in the measurement of the lease liability comprise of i) fixed lease payments, less any lease incentives; ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; iii) the amount expected to be payable by the lessee under residual value guarantees; iv) the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and v) payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease. Lease liability is presented in Accounts payable and other liabilities (current) and Other non-current liabilities (non-current) on the consolidated balance sheets. Lease liability is subsequently measured under the effective interest method that is increased by the interest expense on the lease liability recognized on the consolidated statements of income and reduced by lease payments made that is recognized on the consolidated statements of cash flows. Lease payments not included in the measurement of lease liabilities continue to be recognized in direct commercial property expense, direct hospitality expense or general and administrative expense lines on the consolidated statements of income.

ROU asset comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. ROU assets classified as investment properties are subsequently measured at fair value. ROU assets classified as property, plant and equipment are subsequently measured at depreciated cost basis over the lease term. If such lease transfers ownership of the underlying asset or the cost of the ROU asset reflects that the partnership expects to exercise a purchase option, the related ROU asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease. ROU assets classified as inventory are subsequently carried at cost subject to impairment. ROU assets are presented in the respective lines based on their classification on the consolidated balance sheets. Whenever the partnership incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. The costs are included in the related ROU asset.

The partnership remeasures lease liabilities and makes a corresponding adjustment to the related ROU assets when i) the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; ii) the lease payments have changed due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or iii) a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The partnership as lessor
IFRS 16 does not change substantially how a lessor accounts for leases. Under IFRS 16, a lessor continues to classify leases as either finance leases or operating leases and account for those two types of leases differently. Under IFRS 16, an intermediate lessor accounts for the head lease and the sublease as two separate contracts. The intermediate lessor is required to classify the sublease as a finance or operating lease by reference to the right-of-use asset arising from the head lease.

Critical judgments and estimates in applying IFRS 16
The partnership has applied critical judgments in the application of IFRS 16, including: i) identifying whether a contract (or part of a contract) includes a lease; ii) determining whether it is reasonably certain that lease extension or termination option will be exercised in determining lease term; iii) determining the classification of lease agreements for lessor leases; iv) determining whether variable payments are in-substance fixed; v) establishing whether there are multiple leases in an arrangement; and vi) the fair value method of ROU assets classified as investment properties. The partnership also makes judgments in determining whether certain leases are operating or finance leases.

The partnership uses critical estimates in the application of IFRS 16, including the estimation of lease term and determination of the appropriate rate to discount the lease payments.

Amendments to IFRS 3, Business Combination

The partnership adopted the Amendments to IFRS 3, Business Combinations (“IFRS 3 Amendments”) effective January 1, 2019 in advance of its mandatory effective date. IFRS 3 Amendments clarifies the definition of a business in determining whether an acquisition is a business combination or an asset acquisition. It has removed the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs and the reference to an ability to reduce costs, and requires, at a minimum, the acquired set of activities and assets to include an input and a substantive process to meet the definition of a business. IFRS 3 Amendments also provides for an optional concentration test to assess whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The partnership has adopted the standard prospectively.

After the adoption of the IFRS 3 Amendments, the partnership continues to account for business combinations in which control is acquired under the acquisition method. When an acquisition is made, the partnership considers the inputs, processes and outputs of the acquiree in assessing whether it meets the definition of a business. When the acquired set of activities and assets lack a substantive process in place but will be integrated into the partnership’s existing operations, the acquisition ceases to meet the definition of a business and is accounted for as asset acquisition. Assets acquired through asset acquisitions are initially measured at cost, which includes the transaction costs incurred for the acquisitions.

d)	Estimates
The preparation of the partnership’s interim condensed consolidated financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the partnership’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Summary of Significant Accounting Policies, to the partnership’s consolidated financial statements for the year ended December 31, 2018 and have been consistently applied in the preparation of the interim condensed consolidated financial statements as of and for the three and six months ended June 30, 2019, except for the adopted accounting policies as disclosed in Note 2c) above.